Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events

Note 18 - Subsequent Events

The Company evaluated all events or transactions that occurred subsequent to June 30, 2026, through the date of release of these unaudited interim consolidated financial statements, and has determined that there are no subsequent events that require disclosure or recognition in the financial statement.